Segmental analysis - Schedule of capital expenditure by segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	£ 71,113		£ 68,037
Capital expenditure	3,706	£ 3,717
Depreciation, amortisation and impairment	(1,021)	(932)
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	16,030		15,483
Capital expenditure	800	629
Depreciation, amortisation and impairment	(250)	(235)
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	13,940		13,462
Capital expenditure	608	584
Depreciation, amortisation and impairment	(105)	(104)
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	434		411
Capital expenditure	75	42
Depreciation, amortisation and impairment	(52)	(40)
Operating segments | New England
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	13,781		13,033
Capital expenditure	789	801
Depreciation, amortisation and impairment	(204)	(184)
Operating segments | New York
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	22,937		21,730
Capital expenditure	1,257	1,242
Depreciation, amortisation and impairment	(321)	(292)
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	3,956		3,880
Capital expenditure	175	410
Depreciation, amortisation and impairment	(84)	(73)
Operating segments | Other
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	35		38
Capital expenditure	2	9
Depreciation, amortisation and impairment	(5)	(4)
UK
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	33,475		32,343
Capital expenditure	1,649	1,594
Depreciation, amortisation and impairment	(464)	(432)
US
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	37,638		35,694
Capital expenditure	2,057	2,123
Depreciation, amortisation and impairment	(557)	(500)
Property, plant and equipment
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	67,396		64,433
Capital expenditure	3,449	3,490
Depreciation, amortisation and impairment	(868)	(829)
Other intangible assets
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	3,717		£ 3,604
Capital expenditure	257	227
Depreciation, amortisation and impairment	£ (153)	£ (103)